Related Party Transactions	12 Months Ended
Dec. 31, 2020
Related Party Transactions [Abstract]
Related Party Transactions

6. RELATED PARTY TRANSACTIONS

The related party transactions are as follows:

During the year ended December 31, 2020, the Company issued two convertible promissory notes to a related party for the principal amount of $256,520, in the aggregate, including $23,320 of original issue discount and 2,565,200 warrants, in the aggregate, with an exercise price of $0.01 per share. The term of the notes is 18 months and carries an effective interest rate of 8.00%. $178,189 of the note matures on July 17, 2021 and $78,331 matures on July 29, 2021. The convertible promissory note is convertible into shares of common stock at $0.01 per share.

During the year ended December 31, 2020, the Company issued a convertible promissory note to a related party for the principal amount of $11,000, in the aggregate, including $1,000 of original issue discount and 110,000 warrants, in the aggregate, with an exercise price of $0.01 per share. The term of the note is 18 months and carries an effective interest rate of 8.00%. The note matures on May 11, 2022.

On August 4, 2020, the Company issued 775,194 shares of common stock, in the aggregate, to two individuals who are a related party and directors of the Company for services rendered.

On April 18, 2019, the Company terminated the agreement it entered into CHT on October 30, 2018 (the “CHT Agreement”) regarding the exclusive rights to Ehave Connect granted to CHT for use in companion animals. Pursuant to the agreement to terminate the CHT Agreement, the Company paid CHT, in cash, CAD $230,170, which includes CAD $25,170 for legal fees that CHT incurred in connection with the CHT Agreement, from the proceeds of the Asset Sale.

On January 28, 2019, the Company issued demand non-interest bearing senior secured promissory notes in the aggregate principal amount of $85,756 (CAD$125,000), including $18,841(CAD$25,000) of original issue discount. Binyomin Posen and Zeke Kaplan, directors of the Company, have personal and business relations with some of the lenders. The principal amount of $85,756 was repaid on May 24, 2019.

On February 27, 2019, the Company issued 1,268,378 common shares of the Company valued at $634,189 in exchange for services performed by multiple parties, one of which is a significant shareholder. Binyomin Posen and Zeke Kaplan, directors of the Company, have personal and business relations with one of the vendors who exchanged fees.

On February 27, 2019, we entered into an exchange agreement (the “Exchange Agreement”) with a significant shareholder to convert the 2018 unsecured debentures, secured debentures, and senior secured promissory notes (the “2018 Converted Debt”) into common stock. Under the terms of the Exchange Agreement, the Company issued in the aggregate 20,350,573 shares of common stock upon the conversion of, in the aggregate, $3,145,777 of outstanding principal and interest and the cancellation of 560,461 warrants related to the 2018 Converted Debt.

On September 24, 2018, the Company entered into a letter agreement (the “Letter Agreement”) in which the Company and Scott Woodrow, a related party and former Director of the Company, agreed to convert the outstanding convertible debentures and cancel the outstanding warrants. On February 27, 2019, the Company granted 475,642 shares of common stock to Scott Woodrow in connection with the letter agreements.

On March 26, 2019, the Company issued demand non-interest bearing senior secured promissory notes in the aggregate principal amount of $98,351 (CAD$131,683), including $23,663 (CAD$31,683) of original issue discount. Binyomin Posen and Zeke Kaplan, directors of the Company, have personal and business relations with some of the lenders. The principal amount of $95,351 was repaid on May 24, 2019.

On June 24, 2019, the Company entered into an Executive Consulting Agreement with Benjamin Kaplan to serve as the Company’s CEO for an initial term of 24 months. As of December 31, 2020 and 2019, the Company has accrued $2,194,963 and $172,091, respectively, as other payables in relation to the Executive Consulting Agreement. Of the $2,194,963, $1,874,963 was recorded as interest expense during the year ending December 31, 2020 related to 15,624,694 shares of common stock owed in relation to capital raises. During the year ending December 31, 2020, the Company has recorded $1,040,694 as general and administrative expense related to compensation of which $720,964 is recorded as stock based compensation. During the year ending December 31, 2019, the Company recorded $172,091 as general and administrative expense related to the Executive Consulting Agreement.